CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 60,458	$ 36,958	$ 4,458
Prepaid expenses		464,336	100,000
Total current assets	160,458	501,294	104,458
Total assets	13,087,127	501,294	104,458
Current liabilities:
Accounts payable and accrued expenses		923,061	2,372,072
Shares to be issued	1,192,290	247,707	247,707
Accrued payroll-officers	231,750	233,750	209,750
Advances from former officer		720	720
Advances from officer	10,000	10,000	(0)
Notes payable	1,142,542	869,157	34,000
Deferred revenue	857,326	74,225	74,225
Convertible notes payable	638,714	635,714	1,956,922
Purchase liability	7,979,984	300,000	300,000
Derivative liability		(0)	3,156,582
Total current liabilities	14,755,555	3,294,334	8,351,979
Total liabilities	14,755,555	3,294,334	8,351,979
Commitments and Contingencies	(0)	(0)	(0)
Stockholders’ Deficit
Preferred stock, par value $0.0001: 20,000,000 shares authorized; 4,250,579 issued and outstanding as of December 31, 2021 and December 31, 2020		425	413
Common stock, par value $0.0001, 2,000,000,000 shares authorized; 1,411,799,497 and 1,211,495,162 shares issued and outstanding, as of December 31, 2021, and December 31, 2020, respectively	145,925	141,177	121,149
Additional paid-in capital	13,213,622	10,900,652	8,386,593
Accumulated deficit	(15,028,400)	(13,835,294)	(16,755,676)
Total stockholders’ deficit		(2,793,040)	(8,247,522)	$ (4,025,052)
Total Liabilities and Stockholders’ Deficit	$ 13,087,127	$ 501,294	$ 104,458